Fair Value Information - Schedule of Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Corporate Bonds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, Carrying Value	$ 2,000	$ 0
Financial assets, Fair Value	2,002	0
Bonds Payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, Carrying Value	30,488	30,483
Financial liabilities, Fair Value	$ 30,485	$ 30,469